Segment reporting - Additional Information (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Percentage of revenue from top 10 merchants	61.00%	62.00%	60.00%
Number of customers accounted for more than 10% of total revenue on individual level	2	1	0